Fixed Assets, Net (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Office building [Member]	Dec. 31, 2012 Office building [Member]	Dec. 31, 2013 Computer equipment (including servers) [Member]	Dec. 31, 2012 Computer equipment (including servers) [Member]	Dec. 31, 2013 Leasehold and building improvements [Member]	Dec. 31, 2012 Leasehold and building improvements [Member]	Dec. 31, 2013 Office furniture [Member]	Dec. 31, 2012 Office furniture [Member]	Dec. 31, 2013 Vehicles [Member]	Dec. 31, 2012 Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 300,190,000	$ 106,627,000		$ 207,987,000	$ 36,261,000	$ 56,852,000	$ 52,349,000	$ 31,598,000	$ 15,121,000	$ 2,300,000	$ 1,610,000	$ 1,453,000	$ 1,286,000
Less: accumulated depreciation	(53,516,000)	(41,799,000)
Net book value	246,674,000	64,828,000
Depreciation expense	15,583,000	14,557,000	11,140,000
Increase of office building due to put in use of the headoffice				$ 171,700,000